LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional International Equity Managed Volatility Fund (formerly LVIP Dimensional International Core Equity Managed Volatility Fund) (Standard and Service Class) Summary
Investment Objective
The investment objective of the LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LVIP Dimensional International Equity Managed Volatility Fund		Standard Class	Service Class
Management Fee		0.25%	0.25%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses	[1]	0.05%	0.05%
Acquired Fund Fees and Expenses (AFFE)	[2]	0.52%	0.52%
Total Annual Fund Operating Expenses	[3],[4]	0.82%	1.07%
Less Fee Waiver	[5],[6]	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses	[7]	0.78%	1.03%
[1]	Other Expenses were restated to reflect the current fee structure of the fund.
[2]	AFFE is based on estimated amounts for the current fiscal year.
[3]	(including AFFE)
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[5]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.04% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
[6]	The Fee Waiver was restated to reflect the current fee waiver of the Fund.
[7]	(After Fee Waiver)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example - LVIP Dimensional International Equity Managed Volatility Fund - USD ($)	1 year	3 years	5 years	10 years
Standard Class	80	258	451	1,010
Service Class	105	336	586	1,302

Expense Example, No Redemption - LVIP Dimensional International Equity Managed Volatility Fund - USD ($)	1 year	3 years	5 years	10 years
Standard Class	80	258	451	1,010
Service Class	105	336	586	1,302

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a "fund of funds" structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the "underlying funds"), one or more of which may be a feeder fund that invests substantially all of its assets in a master fund which invests directly in securities or other investments (and would also be classified as an underlying fund of the Fund). The Fund also seeks to control the level of portfolio volatility by employing an actively managed risk management overlay. The underlying funds may include funds affiliated with the adviser.

International Equity Strategy. Under normal circumstances, the Fund, through the underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities of non-U.S. companies in developed markets. The Fund normally maintains investment exposure to at least three countries outside of the United States. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. The underlying funds may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The underlying funds also may use derivatives, such as futures contracts and options on futures contracts for non-U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain underlying funds may lend their portfolio securities to generate additional income.

Certain underlying funds purchase a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization and value companies as compared to their representation in the international universe. For purposes of such underlying funds, the UF Managers define the international universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by management of such underlying funds. Certain underlying funds' increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of such underlying fund's assets to the largest growth companies relative to their weight in the international universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund's asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The Fund intends to allocate to underlying funds, including, but not limited to the LVIP Dimensional International Core Equity Fund (in an amount initially expected to be 50% of the portion of the Fund's assets not subject to the overlay) and the DFA International Value Portfolio (in an amount initially expected to be 50% of the portion of the Fund's assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

Managed Volatility Strategy. The Fund's adviser has retained SSGA Funds Management, Inc. ("SSGA FM" or "overlay manager") as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund's portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of foreign markets that it believes are highly correlated to the Fund's equity exposure. Although up to 20% of the Fund's net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund's net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A "short position" would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a "long position" would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. "Volatility" in this context means variance in the Fund's investment returns.

SSGA FM's investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund's net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity and fixed income securities. Such use of exchange traded futures by SSGA FM may increase the Fund's economic exposure to securities up to a maximum of 100% of the Fund's assets. The Investment Company Act of 1940 (the "1940 Act") and the rules and interpretations under the 1940 Act impose certain limitations on the Fund's ability to use leverage.

Additional Information About Investment Strategies

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
  Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
  Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
  Small-Cap Companies Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
  Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency rates may also fluctuate significantly, reducing returns.
  Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
  Securities Lending Risk. A fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. A fund may lose money if it does not recover the securities it lends. A fund may also lose money if the value of the collateral posted for the loan declines.
  Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be "leveraged", which may magnify or otherwise increase investment losses.
  Risk Management Strategy Risk. The success of the Fund's risk management strategy depends in part on the overlay manager's ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund's benefit. The risk management strategy may depend upon one or more of the overlay manager's proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund's performance may be negatively impacted in certain markets as a result of reliance on these models. The Fund's performance may also be impacted by the Fund's use of short futures positions to implement the risk management strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, "v-shaped" markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets.
  Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
  Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund's value may decrease because of a single investment or a small number of investments.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the first quarter of 2012 at: 12.50%.

The Fund’s lowest return for a quarter occurred in the third quarter of 2015 at: (9.23%).
The Fund’s performance prior to April 30, 2013 does not reflect the impact of the managed volatility strategy which was implemented on April 30, 2013 and that is currently used by the Fund.
Average Annual Total Returns For periods ended 12/31/15
Average Annual Total Returns - LVIP Dimensional International Equity Managed Volatility Fund	1 year	Lifetime Since inception	Inception Date
Standard Class	(3.97%)	(0.69%)	May 02, 2011
Service Class	(4.21%)	(0.93%)	May 02, 2011
MSCI All Country World ex USA Index (reflects no deductions for fees, expenses or taxes)	(5.66%)	(0.61%)	May 02, 2011